UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                December 31, 2012

Check here if Amendment [    ];                Amendment Number:
This Amendment (Check only one.):              [    ] is a restatement.
                                               [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Manulife Asset Management (Europe) Ltd
Address:       10 King William Street
               London, United Kingdom EC4N 7TW


Form 13F File Number:                    028-14594

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Peter Mennie
Title:         Director
Phone:         (20) 72563508

Signature, Place and Date of Signing:


Peter Mennie               London, United Kingdom               January 14, 2013
------------               ----------------------               ----------------
[Signature]                [City, State]                        [Date]





Report Type (Check only one.):

[   ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                    Name
--------------------                    ----
028-04428                               The Manufacturers Life Insurance Company